2. Loans: Allowance for Credit Losses on Financing Receivables (Tables)	12 Months Ended
Dec. 31, 2013
Tables/Schedules
Allowance for Credit Losses on Financing Receivables

	2013	2012	2011
Allowance For Credit Losses:
Beginning Balance	$22,010,085	$21,360,085	$24,110,085
Provision for Loan Losses	27,623,368	22,484,582	19,008,749
Charge-Offs	(33,938,554)	(30,811,295)	(29,848,682)
Recoveries	8,985,890	8,976,713	8,089,933
Ending Balance	$ 24,680,789	$ 22,010,085	$ 21,360,085

	2013	2012	2011
Finance Receivables:
Ending Balance	$485,149,825	$446,358,300	$414,720,423
Ending Balance; collectively evaluated for impairment	$485,149,825	$446,358,300	$414,720,423